Schedule II-Valuation and Qualifying Accounts (Detail) - Allowance for doubtful accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	$ 211	$ 144	$ 154
Provision	(38)	88	(20)
Recoveries/Write- Offs	(12)	(21)	10
Balance at end of the year	$ 161	$ 211	$ 144